SUBSEQUENT EVENTS (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended	12 Months Ended
	Mar. 31, 2022	Jan. 31, 2022	Apr. 01, 2022	Dec. 31, 2021	Jan. 01, 2022	Dec. 01, 2021	Dec. 31, 2020
Financing Arrangements Write Off				$ 10,417,602
Recognized A Gain On Extinguishment				769,770
Financing Amounts Payable				$ 5,372,495
Series E Preferred Shares, Issued	1,929,566			9,929,566
Series E Financing Arrangements	$ 9,647,832			$ 5,606,967
Exchange To Financed Collateral Owned By Copperhead Digital Amount				3,355,261
Remaining Financing Amounts Payable				$ 2,017,234
Shares Of Series E Preferred Stock				403,447
Financing Arrangements				$ 10,417,602
Series E Preferred Shares, Outstandings				1,929,566
Common Stock, Authorized				1,250,000,000	2,500,000,000	2,500,000,000	1,250,000,000
Subsequent Event [Member]
Financing Arrangements	0
Financing Arrangements Conjunction Exchanges	0
Recognition Of Debt Extinguishment	0
Subsequent Event [Member] | TPT Global Tech, Inc. and Blue Lake Partners, LLC [Member]
Interest Rate		10.00%
Outstanding Balances		100.00%
Convertible Promissory Note		$ 271,750
Discount Rate		8.00%
Converted Discount Rate		25.00%
Accrued Interest		$ 0.0075
Common Shares Reserved		73,372,499
Warrants Issued And Exercise		9,058,333
Warrants To Purchase Common Shares		9,058,333
Warrants To Purchase Common Shares Per Share		$ 0.015
Exercise Price		110.00%
Subsequent Event [Member] | Series E Convertible Preferred Stock (Member)
Financing Arrangements	0
Financing Arrangements Outstanding	0
Financing Arrangements Conjunction Exchanges	0
Recognition Of Debt Extinguishment	$ 0
Subsequent Event [Member] | Future [Member]
Receivable Intesest Rate			36.00%
Receipts Intesest Rate			36.00%
Total Services Revenues
Interest Rate		10.00%
Outstanding Balances		100.00%
Receivable Fee			$ 270,715
Receivable Intesest Pay			8,935
Receipts Sale And Purchase			411,000
Receipts Fee			272,954
Receipts Intesest Pay			8,935
Receivable Sale And Purchase			$ 411,000
Convertible Promissory Note		$ 271,750
Discount Rate		8.00%
Converted Discount Rate		25.00%
Accrued Interest		$ 0.0075
Common Shares Reserved		73,372,499
Warrants Issued And Exercise		9,058,333
Warrants To Purchase Common Shares		9,058,333
Warrants To Purchase Common Shares Per Share		$ 0.015
Exercise Price		110.00%